UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 17.9%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	164,556	10,513,483
Household Durables 1.7%
Newell Brands, Inc.	444,114	23,813,393
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	51,293	49,651,624
Media 5.4%
Comcast Corp. "A"	679,894	26,461,474
Time Warner, Inc.	201,407	20,223,277
Walt Disney Co.	285,691	30,354,669
		77,039,420
Multiline Retail 0.5%
Dollar General Corp.	99,797	7,194,366
Specialty Retail 4.9%
Burlington Stores, Inc.*	87,213	8,022,724
Home Depot, Inc.	246,018	37,739,161
L Brands, Inc.	223,035	12,019,356
O'Reilly Automotive, Inc.*	56,942	12,455,493
		70,236,734
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	295,789	17,451,551
Consumer Staples 7.3%
Beverages 1.8%
PepsiCo., Inc.	219,807	25,385,511
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	87,291	13,960,449
CVS Health Corp.	276,252	22,227,236
Rite Aid Corp.*	1,022,063	3,015,086
		39,202,771
Food Products 1.7%
Conagra Brands, Inc.	179,382	6,414,700
Pinnacle Foods, Inc.	308,960	18,352,224
		24,766,924
Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	153,757	14,757,597
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	90,394	10,985,583
Financials 4.9%
Banks 1.0%
SVB Financial Group*	79,487	13,973,020
Capital Markets 2.2%
Charles Schwab Corp.	375,906	16,148,922
Intercontinental Exchange, Inc.	239,167	15,765,888
		31,914,810
Insurance 1.7%
Progressive Corp.	538,915	23,760,762
Health Care 17.2%
Biotechnology 7.1%
Alexion Pharmaceuticals, Inc.*	55,594	6,764,122
Biogen, Inc.*	43,603	11,832,110
BioMarin Pharmaceutical, Inc.*	106,323	9,656,255
Celgene Corp.*	291,957	37,916,456
Gilead Sciences, Inc.	311,454	22,044,714
Shire PLC (ADR)	77,083	12,739,507
		100,953,164
Health Care Equipment & Supplies 3.8%
Becton, Dickinson & Co.	138,751	27,071,707
Danaher Corp.	218,058	18,401,915
The Cooper Companies, Inc.	35,435	8,483,848
		53,957,470
Health Care Providers & Services 2.6%
Cigna Corp.	150,639	25,215,463
McKesson Corp.	69,991	11,516,319
		36,731,782
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	151,798	26,484,197
Pharmaceuticals 1.9%
Allergan PLC	83,904	20,396,223
Bristol-Myers Squibb Co.	131,954	7,352,477
		27,748,700
Industrials 10.4%
Aerospace & Defense 3.2%
Boeing Co.	162,291	32,093,045
TransDigm Group, Inc.	50,434	13,560,190
		45,653,235
Electrical Equipment 2.1%
Acuity Brands, Inc. (a)	38,936	7,914,910
AMETEK, Inc.	356,257	21,578,487
		29,493,397
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	83,177	19,257,971
Machinery 0.7%
Parker-Hannifin Corp.	62,325	9,960,781
Professional Services 1.9%
Equifax, Inc.	65,598	9,014,477
Verisk Analytics, Inc.*	214,923	18,133,054
		27,147,531
Road & Rail 1.2%
Norfolk Southern Corp.	140,985	17,157,874
Information Technology 33.8%
Internet Software & Services 7.1%
Alphabet, Inc. "A"*	39,304	36,540,143
Alphabet, Inc. "C"*	36,195	32,891,482
Facebook, Inc. "A"*	212,827	32,132,620
		101,564,245
IT Services 7.5%
Cognizant Technology Solutions Corp. "A"	323,385	21,472,764
Fidelity National Information Services, Inc.	203,015	17,337,481
Fiserv, Inc.*	127,281	15,571,558
Global Payments, Inc.	122,207	11,037,736
Visa, Inc. "A"	452,937	42,476,432
		107,895,971
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	183,569	14,281,668
Broadcom Ltd.	131,442	30,632,558
NVIDIA Corp.	139,162	20,117,259
NXP Semiconductors NV*	88,786	9,717,628
		74,749,113
Software 7.0%
Adobe Systems, Inc.*	142,759	20,191,833
Microsoft Corp.	996,894	68,715,903
Oracle Corp.	230,441	11,554,312
		100,462,048
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	689,918	99,361,990
Materials 2.9%
Chemicals 1.1%
Albemarle Corp.	148,981	15,723,455
Construction Materials 0.9%
Vulcan Materials Co.	104,130	13,191,188
Containers & Packaging 0.9%
Sealed Air Corp.	271,925	12,171,363
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	167,925	18,967,129
ProLogis, Inc.	252,779	14,822,960
		33,790,089
Telecommunication Services 1.8%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	183,338	10,871,943
Zayo Group Holdings, Inc.*	502,742	15,534,728
		26,406,671
Total Common Stocks (Cost $821,075,906)		1,420,509,784
Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,823	1,582,510
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	4,797	321,111
Total Convertible Preferred Stocks (Cost $2,302,700)		1,903,621
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $1,743,250)	1,743,250	1,743,250
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $9,866,612)	9,866,612	9,866,612
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $834,988,468) †	100.2	1,434,023,267
Other Assets and Liabilities, Net	(0.2)	(3,129,884)
Net Assets	100.0	1,430,893,383

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $836,447,338. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $597,575,929. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $621,187,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,612,022.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $1,931,160, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,420,509,784	$—	$—	$1,420,509,784
Convertible Preferred Stocks (d)	1,903,621	—	—	1,903,621
Short-Term Investments (d)	11,609,862	—	—	11,609,862
Total	$1,434,023,267	$—	$—	$1,434,023,267

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017